Summary of Significant Accounting Policies - Loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded	7,691,496	2,057,835
Common stock purchase warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded	6,798,141	1,467,581
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded	893,355	229,919
Convertible debt
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded		360,335